Summary of Significant Accounting Policies (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Feb. 17, 2021	Aug. 13, 2018	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Impairment, Long-Lived Asset, Held-for-Use					$ 14,845	$ 18,345
Contract with customer liability			1,735,000		1,404,444
Gain on sale of investment				$ 10,207,429	10,207,429
Other current liabilities						$ 1,328,438
Expected dividend yield					0.00%
Stock Purchase Agreement | Healthier Choices Management Corp [Member]
Number of common stock shares purchased		1,500,000,000
Stock Issued During Period, Shares, New Issues		85,714
Purchase price of shares purchased		$ 150,000
Stock Purchase Agreement | ATG Holdings, LLC [Member]
Number of common stock shares purchased	1,500,000,000
Purchase price of shares purchased	$ 200,000
Gain on sale of investment					$ 9,857,429
Stockholder [Member].
Non-controlling interest percentage			49.00%		49.00%
Alternative Hospitality, Inc [Member]
Equity Method Investment, Ownership Percentage			51.00%		51.00%
Healthier Choices Management Corp Agreement [Member]
Equity Method Investment, Ownership Percentage		5.00%